Commitments and Contingencies (Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements) (Details) (USD $)	Dec. 31, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within 1 year	$ 2,186,304
Between 1 and 2 years	0
Between 2 and 3 years	0
Between 3 and 4 years	0
Total	$ 2,186,304